Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation	Oct. 21, 2020
Number of operating segment | Segment	1
Totel inventory	$ 284,000	$ 482,000
Impairment of long lived assets held for use	0	0	$ 0
Capitalized costs to obtain contract from customers	1,400,000	1,600,000	1,100,000
Capitalized contract cost, amortization	$ 1,426,000	$ 1,280,000	1,009,000
Percentage of unrecognized tax benefits to be realized for recognition in the income statement	50.00%
ASU 2023-09 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2025
Loss on Abandonment of Assets [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Derecognition of prepaid expenses			$ 11,200,000
Accounts Receivable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage	12.00%	12.00%
Accounts Payable [Member] | Supplier One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage	56.00%	68.00%
Internally Developed Software [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Intangible assets, Useful Lives	3 years
Data rights [member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Intangible assets, Useful Lives	10 years
Technology [member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Intangible assets, Useful Lives	3 years
Marketing products [member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Intangible assets, Useful Lives	3 years
Marketing products [member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Intangible assets, Useful Lives	15 years